October 8, 2010
Via Courier
Securities and Exchange Commission
100 F Street, NE
Mail Stop 3010
Washington, D.C. 20549

Attn:	Duc Dang, Division of Corporation Finance

Re:	Hicks Acquisition Company II, Inc. Amendment No. 4 to Registration Statement on Form S-1, File No. 333-167809
Dear Mr. Dang:
     On behalf of Hicks Acquisition Company II, Inc. (the “Company”), enclosed please find four marked copies of the Company’s Amendment No. 4 to its Registration Statement on Form S-1, as filed with the Securities and Exchange Commission on October 8, 2010 (the “Registration Statement”). The Registration Statement has been revised to principally reflect that (i) the Company is lowering the size of the offering as well as increasing the amount to be held in trust (with the disclosures related to these changes also being revised accordingly) and (ii) the Company will not effect a business combination with a sports team affiliated with its sponsor.
     If you have any questions, or require any additional information, please do not hesitate to contact Bruce S. Mendelsohn at (212) 872-8117 or me at (214) 969-4788. Thank you.
Very truly yours,
/s/ James A. Deeken
James A. Deeken
Enclosures